Fair Value Measurement	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
FASB Accounting Standards Codification ("ASC") 820, Fair Value Measurement and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement (including the Company’s own assumptions in determining the fair value of investments).
Asset or liability fair value measurement levels within the fair value hierarchy are based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Plan investments are recorded at fair value. Short-term investments are stated at cost, which approximates fair value. Shares of common stock are valued at closing market prices, and shares of mutual funds are valued at quoted market prices, which represent the net asset value of shares held by the mutual fund at year end.
Some investments in common collective trusts are valued at net asset value using a Readily Determinable Fair Value ("RDFV") based on the fair value of the underlying securities in which the account is invested. The RDFV is used if the fair value per share is determined and published and is the basis for current transactions. There are currently no redemption restrictions or unfunded commitments on these investments. Common collective trust investments that do have a RDFV are categorized as Level 2. Common collective trust investments that do not have a RDFV are recorded at net asset value as a practical expedient to fair value and are not leveled.
Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income, net realized and unrealized gains or losses, and administrative expenses are recorded on the accrual basis. The cost of investment securities sold is determined on the weighted average basis. Deposits and withdrawals are made at fair value determined as of the end of the business day of the transaction. The fair values of receivables and interest payable approximate their carrying amounts due to their short duration.
The following table summarizes the fair values of financial instruments measured at fair value on a recurring basis at April 30, 2025:

	Fair value of assets at April 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Darden common stock	$377,810,136	$377,810,136	$—	$—
Short-term investments	5,179,370	5,179,370	—	—
Mutual funds	306,164,022	306,164,022	—	—
Pooled Separate Account	31,579	31,579	—	—
Common collective trust - Vanguard Target Retirement Trust I Funds	773,786,285	—	773,786,285	—
Total	$1,462,971,392	$689,185,107	$773,786,285	$—
Investments recorded at Net Asset Value:
Common collective trusts - Other (1)	82,526,531	—	—	—
Total financial assets	$1,545,497,923	$689,185,107	$773,786,285	$—
 (1) In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The following table summarizes the fair values of financial instruments measured at fair value on a recurring basis at April 30, 2024:

	Fair value of assets at April 30, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Darden common stock	$310,534,823	$310,534,823	$—	$—
Short-term investments	5,021,930	5,021,930	—	—
Mutual funds	288,050,800	288,050,800	—	—
Common collective trust - Vanguard Target Retirement Trust I Funds	654,881,233	—	654,881,233	—
Total	$1,258,488,786	$603,607,553	$654,881,233	$—
Investments recorded at Net Asset Value:
Common collective trusts - Other (1)	82,883,255	—	—	—
Total financial assets	$1,341,372,041	$603,607,553	$654,881,233	$—
 (1) In accordance with FASB ASC 820, Fair Value Measurement, certain investments that are measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

For the years ended April 30, 2025 and 2024, there were no investments classified as Level 3 nor were there any transfers between Levels 1, 2, or 3.